Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Mar. 31, 2016	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026
C000105122
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class A
Average Annual Return, Percent	(1.72%)		11.44%	7.68%	9.36%
C000105123
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Mid Cap Dividend Fund - Class I
C000080997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class A
Average Annual Return, Percent	2.11%		15.08%	6.38%	8.58%
C000080998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli Small Cap Dividend Fund - Class I
C000051528
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class A
Average Annual Return, Percent	1.13%		17.37%	7.15%	9.63%
C000053918
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Keeley Gabelli SMID Cap Value Fund - Class I
Without Sales Load [Member] | C000105122
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%		16.68%	8.68%	9.86%
Without Sales Load [Member] | C000105123
Average Annual Return [Line Items]
Average Annual Return, Percent	3.04%		17.01%	8.96%	10.14%
Without Sales Load [Member] | C000080997
Average Annual Return [Line Items]
Average Annual Return, Percent	6.94%		20.49%	7.36%	9.08%
Without Sales Load [Member] | C000080998
Average Annual Return [Line Items]
Average Annual Return, Percent	7.08%		20.79%	7.63%	9.36%
Without Sales Load [Member] | C000051528
Average Annual Return [Line Items]
Average Annual Return, Percent	5.88%		22.90%	8.15%	10.14%
Without Sales Load [Member] | C000053918
Average Annual Return [Line Items]
Average Annual Return, Percent	5.94%		23.21%	8.43%	10.42%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.87%)		17.74%	11.34%	13.97%
Russell 1000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.87%)		17.74%	11.34%	13.97%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%		25.72%	3.77%	9.88%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.65%)		18.09%	10.87%	13.72%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.65%)		18.09%	10.87%	13.72%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%		17.62%	7.94%	9.75%
Russell Midcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%		17.62%	7.94%	9.75%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.37%		28.09%	5.79%	9.61%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%		25.43%	7.64%	9.87%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%		25.43%	7.64%	9.87%